Calvert
Global Water Fund
June 30, 2026
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Australia — 2.2%
Reece Ltd.(1)	428,824	$ 5,116,711
Reliance Worldwide Corp. Ltd.	2,780,769	7,522,548
		$ 12,639,259
Austria — 0.7%
Wienerberger AG	158,022	$ 4,083,086
		$ 4,083,086
Brazil — 4.2%
Cia de Saneamento Basico do Estado de Sao Paulo (SABESP) ADR(1)	1,588,965	$ 9,184,218
Cia de Saneamento de Minas Gerais Copasa MG	678,192	7,873,244
Cia De Saneamento do Parana Sanepar	932,000	6,690,800
		$23,748,262
Canada — 1.3%
Brookfield Renewable Corp.	67,295	$2,497,990
Gildan Activewear, Inc.(1)	44,801	2,309,783
Stantec, Inc.	36,173	2,494,936
		$7,302,709
Chile — 1.1%
Aguas Andinas SA, Class A	16,957,048	$6,071,479
		$6,071,479
China — 4.0%
Beijing Enterprises Water Group Ltd.(1)	19,377,452	$5,589,149
China Everbright Environment Group Ltd.	4,022,666	2,342,676
China Lesso Group Holdings Ltd.	5,877,578	2,678,933
China Water Affairs Group Ltd.(1)	9,404,421	5,258,319
Guangdong Investment Ltd.	6,971,427	6,907,508
		$22,776,585
Denmark — 0.5%
Novonesis (Novozymes), Class B	46,339	$2,926,390
		$2,926,390
Finland — 1.1%
Kemira OYJ(1)	315,822	$5,926,367
		$5,926,367
France — 3.2%
Eurofins Scientific SE	37,594	$2,941,901
L'Oreal SA	6,030	2,643,291
LVMH Moet Hennessy Louis Vuitton SE	4,955	2,740,413
Veolia Environnement SA	235,242	9,802,824
		$18,128,429
Germany — 1.0%
GEA Group AG	42,273	$2,902,713
Security	Shares	Value
Germany (continued)
Henkel AG & Co. KGaA, PFC Shares	35,154	$ 2,956,439
		$ 5,859,152
Italy — 1.8%
ACEA SpA	247,454	$ 6,137,614
Interpump Group SpA	107,074	4,145,207
		$ 10,282,821
Japan — 7.2%
Ebara Corp.(1)	150,980	$ 5,912,753
Kurita Water Industries Ltd.	132,042	7,533,876
Lixil Corp.(1)	414,000	4,608,983
METAWATER Co. Ltd.	237,300	4,897,748
Miura Co. Ltd.	135,100	2,633,420
Organo Corp.(1)	66,400	6,789,923
Sekisui Chemical Co. Ltd.	190,100	3,048,337
TOTO Ltd.	100,000	5,355,015
		$40,780,055
Mexico — 0.7%
Orbia Advance Corp. SAB de CV(2)	2,912,300	$3,757,054
		$3,757,054
Netherlands — 1.3%
Aalberts NV	101,557	$4,534,187
Arcadis NV	66,969	2,574,020
		$7,108,207
Singapore — 0.4%
City Developments Ltd.	406,600	$2,446,367
Hyflux Ltd.(1)(2)(3)	16,595,483	0
		$2,446,367
South Korea — 1.2%
Coway Co. Ltd.	114,173	$6,697,085
		$6,697,085
Spain — 1.1%
Acciona SA(1)	9,358	$2,964,860
Iberdrola SA	120,201	2,991,752
		$5,956,612
Sweden — 0.9%
Fabege AB(1)	317,824	$2,436,564
Sdiptech AB, Class B(2)	102,914	2,583,331
		$5,019,895
Switzerland — 4.4%
Belimo Holding AG	4,867	$5,472,343
Geberit AG	8,452	5,640,158
Georg Fischer AG	83,873	4,343,539
Roche Holding AG	6,490	2,667,950

Calvert
Global Water Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Switzerland (continued)
Sika AG	13,941	$ 2,874,856
Sulzer AG	23,703	3,935,330
		$ 24,934,176
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	36,294	$ 2,863,243
		$ 2,863,243
United Kingdom — 8.0%
CNH Industrial NV	267,912	$ 3,008,652
Croda International PLC	66,727	2,676,139
Genuit Group PLC	1,073,799	3,943,710
Halma PLC	43,340	2,265,312
Mondi PLC	269,065	2,442,753
Pennon Group PLC	1,084,019	6,696,076
Severn Trent PLC	213,944	8,375,720
Spirax Group PLC	79,763	7,236,386
United Utilities Group PLC	484,767	8,411,683
		$45,056,431
United States — 52.8%
A.O. Smith Corp.	86,113	$5,401,007
Advanced Drainage Systems, Inc.	36,834	5,781,465
AECOM	72,983	5,094,213
Agilent Technologies, Inc.	20,182	2,680,775
American States Water Co.	96,527	7,976,026
American Water Works Co., Inc.	75,768	9,969,553
Badger Meter, Inc.	56,156	8,332,427
Ball Corp.	50,034	3,122,122
California Water Service Group	163,054	7,932,577
Chemed Corp.	11,263	5,245,630
CMS Energy Corp.	37,129	2,840,369
Colgate-Palmolive Co.	29,883	2,739,673
Core & Main, Inc., Class A(2)	102,878	4,963,864
Digital Realty Trust, Inc.	14,396	2,585,234
Ecolab, Inc.	36,543	10,181,245
Energy Recovery, Inc.(2)	625,870	5,645,347
Entegris, Inc.	19,708	3,544,681
Equinix, Inc.	2,561	2,669,561
Essential Utilities, Inc.	232,160	8,894,050
Ferguson Enterprises, Inc.	26,340	6,251,272
FMC Corp.(1)	200,979	2,311,259
Fortune Brands Innovations, Inc.	120,466	6,613,583
Franklin Electric Co., Inc.	47,000	5,037,930
Gorman-Rupp Co.	54,622	5,011,022
H2O America(1)	124,400	7,559,788
Hawkins, Inc.	43,891	6,236,911
Hilton Worldwide Holdings, Inc.	8,348	2,758,680
IDEX Corp.	12,974	2,944,449
IDEXX Laboratories, Inc.(2)	4,854	2,555,340
Ingersoll Rand, Inc.	38,182	3,130,542
Security	Shares	Value
United States (continued)
Intel Corp.(2)	23,851	$ 3,330,315
Itron, Inc.(2)	33,164	2,869,681
Lamb Weston Holdings, Inc.	63,348	2,735,367
Levi Strauss & Co., Class A(1)	117,898	2,927,407
Lindsay Corp.	35,796	4,431,545
Marriott International, Inc., Class A	7,282	2,698,636
Masco Corp.	75,764	6,164,917
Middlesex Water Co.	121,145	6,803,503
Mondelez International, Inc., Class A	44,715	2,586,316
Mueller Industries, Inc.	41,325	5,080,082
Mueller Water Products, Inc., Class A	182,743	4,720,252
Nucor Corp.	10,941	2,437,108
Onterris, Inc.(2)	332,797	6,725,827
Otter Tail Corp.	52,089	4,686,968
Parker-Hannifin Corp.	3,239	3,168,131
Pentair PLC	111,293	8,531,721
Procter & Gamble Co.	19,054	2,794,079
Roper Technologies, Inc.	8,274	2,799,839
SiteOne Landscape Supply, Inc.(2)	25,188	2,881,759
Tetra Tech, Inc.	272,216	7,864,320
Toro Co.	29,979	2,920,554
Trimble, Inc.(2)	48,491	2,481,769
Valmont Industries, Inc.	9,864	5,697,446
Veralto Corp.	101,766	9,024,609
Waters Corp.(2)	23,188	8,696,428
Watts Water Technologies, Inc., Class A	24,687	9,663,726
Xylem, Inc.	78,341	9,260,690
Zurn Elkay Water Solutions Corp., Class C	158,806	8,024,467
		$298,018,057
Total Common Stocks (identified cost $379,287,913)		$562,381,721

Short-Term Investments — 4.5%
Affiliated Fund — 0.0%†
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.56%(4)	3,693	$ 3,693
Total Affiliated Fund (identified cost $3,693)		$ 3,693

Calvert
Global Water Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Securities Lending Collateral — 4.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.66%(5)	25,038,301	$ 25,038,301
Total Securities Lending Collateral (identified cost $25,038,301)		$ 25,038,301
Total Short-Term Investments (identified cost $25,041,994)		$ 25,041,994

Total Investments — 104.1% (identified cost $404,329,907)	$587,423,715
Other Assets, Less Liabilities — (4.1)%	$(22,899,931)
Net Assets — 100.0%	$564,523,784

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	All or a portion of this security was on loan at June 30, 2026. The aggregate market value of securities on loan at June 30, 2026 was $43,087,924 and the total market value of the collateral received by the Fund was $45,402,675, comprised of cash of $25,038,301 and U.S. government and/or agencies securities of $20,364,374.
(2)	Non-income producing security.
(3)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2026.
(5)	Represents investment of cash collateral received in connection with securities lending.
At June 30, 2026, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	46.3%
Utilities	26.9
Materials	8.7
Information Technology	5.0
Health Care	4.4
Consumer Discretionary	3.6
Consumer Staples	2.9
Real Estate	1.8
Total	99.6%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2026.
Affiliated Investments
At June 30, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $3,693, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,360,502	$69,527,746	$(70,884,555)	$ —	$ —	$3,693	$14,625	3,693

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Water Fund
June 30, 2026
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2026, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$12,639,259	$ —	$12,639,259
Austria	—	4,083,086	—	4,083,086
Brazil	23,748,262	—	—	23,748,262
Canada	7,302,709	—	—	7,302,709
Chile	6,071,479	—	—	6,071,479
China	—	22,776,585	—	22,776,585
Denmark	—	2,926,390	—	2,926,390
Finland	—	5,926,367	—	5,926,367
France	—	18,128,429	—	18,128,429
Germany	—	5,859,152	—	5,859,152
Italy	—	10,282,821	—	10,282,821
Japan	—	40,780,055	—	40,780,055
Mexico	3,757,054	—	—	3,757,054
Netherlands	—	7,108,207	—	7,108,207
Singapore	—	2,446,367	0	2,446,367
South Korea	—	6,697,085	—	6,697,085
Spain	—	5,956,612	—	5,956,612
Sweden	—	5,019,895	—	5,019,895
Switzerland	—	24,934,176	—	24,934,176
Taiwan	—	2,863,243	—	2,863,243
United Kingdom	3,008,652	42,047,779	—	45,056,431
United States	298,018,057	—	—	298,018,057
Total Common Stocks	$341,906,213	$220,475,508(2)	$0	$562,381,721
Short-Term Investments:
Affiliated Fund	$3,693	$ —	$ —	$3,693
Securities Lending Collateral	25,038,301	—	—	25,038,301
Total Investments	$366,948,207	$220,475,508	$0	$587,423,715

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments. Venture capital is not included in this category.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended June 30, 2026 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
4